NET LOSS PER ORDINARY SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
NET LOSS PER ORDINARY SHARE

NOTE 4 – NET LOSS PER ORDINARY SHARE

The following table sets forth the computation of basic and diluted net loss per share for the period indicated:

	Six months ended June 30,
	2023	2022

Net loss attributable to the Company, basic and diluted shares	$(28,073)	$(6,000)

Weighted average ordinary shares used in computing basic and dilutive net loss per share	130,087,549	110,000,000

Net loss per common share, basic	(0.00)	(0.00)

There were no dilutive securities for the six months ended June 30, 2023 and 2022.